Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2012
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Central Index Key	0000820892
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Oct. 31, 2012